CURRENT AND DEFERRED TAX - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	$ 161,054,519	$ 104,778,324
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	38,433,647	19,017,262
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	90,815,346	53,311,766
Share-issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	2,801,602	2,903,829
Reclamation and remediation liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	25,492,480	25,531,109
Finance leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	1,193,654	708,798
Unrealized foreign exchange losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	1,696,790	1,779,123
Charitable contributions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	55,638	22,583
Accrued expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	8,273	0
Convertible debt facility - derivative component [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	$ 556,639	$ 1,503,854